Statement of cash flows - Schedule of reconciliation of profit before tax to cash generated from operation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flow
Operating profit	£ 2,861	£ 2,682	£ 2,323	£ 1,884	£ 1,525
Share of results of joint ventures and associates	(43)	(46)	(19)
Amortisation of acquired intangible assets	258	279	294
Amortisation of internally developed intangible assets	364	330	309
Amortisation of pre-publication cost	77	76	72
Depreciation of property, plant and equipment	34	43	47
Depreciation of right-of-use assets	50	65	63
Share based remuneration	66	56	46
Total non-cash items	849	849	831
Increase in inventories and pre-publication costs	(83)	(90)	(103)
Increase in receivables	(173)	(24)	(251)
Increase/(decrease) in payables	110	(1)	280
Increase in working capital	(146)	(115)	(74)
Cash generated from operations	£ 3,521	£ 3,370	£ 3,061